S000009865 [Member] Investment Strategy - AMG Veritas Asia Pacific Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund principally invests in equity securities listed or traded on exchanges in the Asia Pacific region (excluding Japan). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in the Asia Pacific region (excluding Japan). Under normal circumstances, the Fund considers equity securities to include common and preferred stocks, depositary receipts, and securities with equity characteristics, including, but not limited to, equity linked securities and participatory notes (P-Notes). The Fund considers an issuer to be located in the Asia Pacific region (excluding Japan) if the issuer has its registered office in the Asia Pacific region or has the predominant part of its commercial activity in the Asia Pacific region or, in the case of a holding company, it predominantly holds participations in companies with registered offices in the Asia Pacific region.
The Fund intends to invest in focused equity positions, identified through the bottom-up, stock picking approach of Veritas Asset Management LLP, the subadviser to the Fund (“Veritas” or the “Subadviser”), with a macro overlay, an analysis of broader macroeconomic themes. The Subadviser’s macro analysis will focus on identifying long term themes and trends and then proceed to identifying companies within those identified themes and trends that it believes have sound business models, strong management and disciplined financial controls. The Fund seeks to focus on what it believes to be quality companies in sectors that the Subadviser believes show long term structural growth potential with emphasis on industry leaders or emerging leaders with durable competitiveness. The macro themes are identified via a combination of in-house and external research. Asian domestic demand is an example of a theme internal to the Subadviser. In part, the Fund uses this analysis to seek to identify opportunities to invest in companies in the Asia Pacific region whose businesses are benefitting from rising consumer spending in the Asia Pacific region in consumer goods or services.
The Fund intends to gain exposure to equities issued by companies located in the People’s Republic of China (“PRC”) through direct investments in equities listed on mainland China stock exchanges, such as the Shanghai and Shenzen stock exchanges, via Hong Kong through the market access program through which foreign investors can deal in select China A Shares (Stock Connect) or indirect exposure through P-Notes or similar equity linked securities. The Fund intends to gain exposure to equities issued by companies located in India through direct exposure or indirect exposure through P-Notes or similar equity linked securities. Equity linked securities are a type of derivative instrument that have a return component based on the performance of another security, and provide the Fund with an alternative to investing in the underlying security directly in situations where the Fund would have to register with a foreign exchange or foreign securities agency to be able to do so. P-Notes are a type of derivative instrument used by the Fund to access non-U.S. markets and to gain exposure to, primarily, equity securities of issuers listed on a non-U.S. exchange rather than purchasing securities directly.
The Fund will generally invest in mid- to large-capitalization companies, although the Fund may also invest in small-capitalization companies. The Fund generally invests in companies with market capitalizations greater than $5 billion. The Fund currently expects to hold between 15 and 60 positions at any time. The Fund is non-diversified.
The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings.